Reconciliation of Segment Information to Consolidated Income Statements and Balance Sheets	12 Months Ended
Jun. 30, 2019
Disclosure of entity's operating segments [Abstract]
Reconciliation of Segment Information to Consolidated Income Statements and Balance Sheets
SEGMENT REPORT

ACCOUNTING POLICY

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker (CODM). The chief operating decision-maker has been identified as the CEO's office.

The group has one main economic product, being gold. In order to determine operating and reportable segments, management reviewed various factors, including geographical location as well as managerial structure. It was determined that an operating segment consists of a shaft or a group of shafts or open pit mine managed by a single general manager and management team.

After applying the qualitative and quantitative thresholds from IFRS 8, Operating Segments, the reportable segments were determined as: Tshepong Operations, Bambanani, Joel, Doornkop, Moab Khotsong, Hidden Valley, Target 1, Kusasalethu, Masimong and Unisel. All other operating segments have been grouped together under all other surface operations.

The CODM has been identified as the CEO's office consisting of the chief executive officer, financial director, director corporate affairs, chief operating officer: new business, chief executive officer: South-east Asia and chief operating officer: South Africa. When assessing profitability, the CODM considers the revenue and production costs of each segment. The net of these amounts is the production profit or loss. Therefore, production profit has been disclosed in the segment report as the measure of profit or loss. The CODM also considers capital expenditure, gold production and tonnes milled when assessing the overall economic sustainability of each segment. The CODM, however, does not consider depreciation or impairment and therefore these amounts have not been disclosed in the segment report.

Segment assets consist of mining assets and mining assets under construction included under property, plant and equipment which can be attributed to the segment. Current and non-current group assets that are not allocated at a segment level form part of the reconciliation to total assets.

A reconciliation of the segment totals to the group financial statements has been included in note 38.
SEGMENT REPORT continued

	Revenue 30 June			Production cost 30 June			Production profit/(loss) 30 June			Mining assets 30 June			Capital expenditure# 30 June			Kilograms produced* 30 June			Tonnes milled* 30 June
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
	Rand million			Rand million			Rand million			Rand million			Rand million			Kg			t'000

South Africa
Underground
Tshepong Operations	4 685	5 389	5 062	3 973	3 799	3 671	712	1 590	1 391	6 297	8 078	8 466	1 130	1 008	717	7 967	9 394	8 828	1 612	1 716	1 695
Moab Khotsong	4 470	1 672	—	3 101	952	—	1 369	720	—	3 634	3 670	—	559	173	—	7 928	3 296	—	970	327	—
Bambanani	1 477	1 616	1 576	994	896	871	483	720	705	562	659	745	61	64	77	2 515	2 821	2 750	230	233	231
Joel	957	954	1 309	971	920	936	(14)	34	373	947	995	909	187	250	243	1 567	1 635	2 246	429	454	514
Doornkop	1 931	1 958	1 553	1 564	1 411	1 241	367	547	312	2 759	2 721	2 979	308	274	243	3 273	3 429	2 673	730	696	641
Target 1	1 585	1 630	1 506	1 491	1 318	1 345	94	312	161	1 076	1 260	2 021	297	309	324	2 653	2 854	2 669	588	680	745
Kusasalethu	2 975	2 483	2 575	2 395	2 026	2 080	580	457	495	1 300	2 151	2 846	316	289	289	4 989	4 429	4 394	742	670	607
Masimong	1 359	1 505	1 452	1 205	1 154	1 113	154	351	339	106	57	433	109	129	119	2 309	2 623	2 538	602	647	640
Unisel	713	733	915	564	771	838	149	(38)	77	46	38	529	45	85	78	1 212	1 280	1 595	256	376	394
Surface
All other surface operations	2 403	2 009	1 816	1 938	1 521	1 404	465	488	412	724	553	486	84	136	261	4 099	3 570	3 178	15 931	14 143	11 045
Total South Africa	22 555	19 949	17 764	18 196	14 768	13 499	4 359	5 181	4 265	17 451	20 182	19 414	3 096	2 717	2 351	38 512	35 331	30 871	22 090	19 942	16 512
International
Hidden Valley (a)	3 591	409	1 500	1 362	234	1 313	2 229	175	187	3 694	3 884	2 290	1 591	1 563	1 335	6 222	2 862	2 965	3 886	2 499	2 889
Total international	3 591	409	1 500	1 362	234	1 313	2 229	175	187	3 694	3 884	2 290	1 591	1 563	1 335	6 222	2 862	2 965	3 886	2 499	2 889
Total operations	26 146	20 358	19 264	19 558	15 002	14 812	6 588	5 356	4 452	21 145	24 066	21 704	4 687	4 280	3 686	44 734	38 193	33 836	25 976	22 441	19 401
Reconciliation of segment information to the consolidated income statement and balance sheet	766	94	230	766	82	230	—	12	—	15 591	15 455	17 179
	26 912	20 452	19 494	20 324	15 084	15 042	6 588	5 368	4 452	36 736	39 521	38 883	4 687	4 280	3 686	44 734	38 193	33 836	25 976	22 441	19 401

#	Capital expenditure for international operations excludes expenditure spent on Wafi-Golpu of R350 million (2018: R288 million) (2017: R197 million).

(a)	Capital expenditure for 2018 comprises of expenditure of R2 609 million net of capitalised revenue of R1 046 million. No revenue was capitalised in 2017 or 2019.

*	Production statistics are unaudited.
RECONCILIATION OF SEGMENT INFORMATION TO CONSOLIDATED INCOME STATEMENTS AND BALANCE SHEETS

	SA rand
Figures in million	2019	2018	2017

Reconciliation of production profit to consolidated profit/(loss) before taxation

Revenue per segment report	26 146	20 358	19 264
Revenue per income statement	26 912	20 452	19 494
Other metal sales treated as by-product credits in the segment report	(766)	(93)	(230)
Other adjustments	—	(1)	—

Production costs per segment report	(19 558)	(15 002)	(14 812)
Production costs per income statement	(20 324)	(15 084)	(15 042)
Other metal sales treated as by-product credits in the segment report	766	93	230
Other adjustments	—	(11)	—

Production profit per segment report	6 588	5 356	4 452
Revenue not included in segments	—	1	—
Production costs adjustments not included in segments	—	11	—
Cost of sales items other than production costs	(8 545)	(8 512)	(4 827)

Amortisation and depreciation of mining assets	(3 961)	(2 468)	(2 441)
Amortisation and depreciation of assets other than mining assets	(93)	(102)	(78)
Rehabilitation expenditure	(33)	(67)	(23)
Care and maintenance cost of restructured shafts	(134)	(128)	(109)
Employment termination and restructuring costs	(242)	(208)	(74)
Share-based payments	(155)	(244)	(391)
Impairment of assets	(3 898)	(5 336)	(1 718)
Other	(29)	41	7

Gross profit/(loss)	(1 957)	(3 144)	(375)
Corporate, administration and other expenditure	(731)	(813)	(517)
Exploration expenditure	(148)	(135)	(241)
Gain on derivatives	484	99	1 025
Other operating expenses	(186)	(667)	(886)

Operating profit/(loss)	(2 538)	(4 660)	(994)
Gain on bargain purchase	—	—	848
Loss on liquidation of subsidiaries	—	—	(14)
Share on profit/(loss) from associate	59	38	(22)
Acquisition-related costs	—	(98)	—
Investment income	308	343	268
Finance costs	(575)	(330)	(234)

Profit/(loss) before taxation	(2 746)	(4 707)	(148)

38	RECONCILIATION OF SEGMENT INFORMATION TO CONSOLIDATED INCOME STATEMENTS AND BALANCE SHEETS continued

	SA rand
Figures in million	2019	2018	2017

Reconciliation of total segment assets to consolidated assets includes the following:

Non-current assets

Property, plant and equipment	6 604	6 903	8 340
Intangible assets	533	545	603
Restricted cash	92	77	64
Restricted investments	3 301	3 271	2 658
Investments in associates	110	84	46
Inventories	43	46	38
Other non-current assets	334	264	189
Derivative financial asset	197	84	306

Current assets

Inventories	1 967	1 759	1 127
Restricted cash	44	38	18
Trade and other receivables	1 064	1 139	1 003
Derivative financial assets	309	539	1 541
Cash and cash equivalents	993	706	1 246

	15 591	15 455	17 179